Vessels and other fixed assets, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net

5.       Vessels and other fixed assets, net and Vessel held for sale:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2021	$3,818,440	$(805,402)	$3,013,038
- Acquisition of other fixed assets, vessel improvements and other vessel costs	25,246	-	25,246
- Depreciation for the period	-	(156,733)	(156,733)
Balance, December 31, 2022	$3,843,686	$(962,135)	$2,881,551
- Acquisition of other fixed assets, vessel improvements and other vessel costs	21,007	-	21,007
- Vessel total loss	(27,570)	1,581	(25,989)
- Vessel sales	(275,772)	110,404	(165,368)
- Vessel transferred to held for sale	(34,812)	19,622	(15,190)
- Impairment loss	(17,838)	-	(17,838)
- Depreciation for the period	-	(138,429)	(138,429)
Balance, December 31, 2023	$3,508,701	$(968,958)	$2,539,743

As of December 31, 2023, 113 of the Company’s 116 vessels (including one vessel classified as held for sale), having a net carrying value of $2,499,319, were subject to first-priority mortgages as collateral to their loan facilities (Note 8). Title of ownership is held by the relevant lenders for another 2 vessels with a carrying value of $41,241 to secure the relevant sale and lease back financing transactions (Note 7). In addition, certain of the Company’s vessels having a net carrying value of $344,607 are subject to second-priority mortgages as collateral to certain of the Company’s loan facilities (Note 8).

Vessels under construction:

During 2023, the Company entered into five firm shipbuilding contracts with Qingdao Shipyard Co., Ltd. for the construction of five 82,000 dwt Kamsarmax newbuilding vessels. The delivery of two of these vessels is expected in September 2025, another two in April 2026 and the last one in July 2026. As of December 31, 2023, the Company had not yet advanced any amounts to Qingdao Shipyard Co., Ltd. in relation to the abovementioned newbuilding vessels.

5.       Vessels and other fixed assets, net and Vessel held for sale - (continued):

Vessels acquired/delivered during the year ended December 31, 2022 and 2023:

During the year ended December 31, 2022, no vessel acquisitions or disposals took place.

During the first quarter of 2023, the Company agreed with the war risk insurers of the vessel Star Pavlina that the vessel became a constructive total loss on February 24, 2023, and as a consequence, that the Company was entitled to be indemnified for the vessel’s total insurance value, given its prolonged detainment in Ukraine following the commencement of Russia’s military action against Ukraine on February 24, 2022. As a result, the Company recognized a gain of $28,163 which is included within “Other operational gain” in the consolidated income statement for the year ended December 31, 2023. In addition, in 2023 and up to February 24, 2023, the Company earned, through its war risk insurance policy detention compensation with respect to this vessel, an amount of $2,658 which is also included within “Other operational gain” in the 2023 consolidated income statement. By May 4, 2023, the Company collected the total insurance value of the vessel Star Pavlina.

During the year ended December 31, 2023, the Company decided to strategically sell certain vessels and renew its fleet, taking advantage of the elevated vessel market values. In 2023, the Company entered into various separate agreements with third parties to sell 15 of the Company’s vessels (Star Borealis, Star Polaris, Star Centaurus, Star Columba, Star Aquila, Star Hercules, Star Cepheus, Star Zeta, Star Theta, Star Athena, Star Jennifer, Star Glory, Big Fish, Star Bovarius and Star Dorado). In addition, the vessel Big Bang was actively marketed as of December 31, 2023 and was ultimately agreed to be sold in January 2024 (Note 19c). Of these, 11 vessels were delivered to their new owners in 2023, two were delivered to their new owners in January 2024 (Note 19a), one was delivered to her new owners on March 4, 2024 (Note 19c) and the remaining two are expected to be delivered by April 2024.

One of these vessels met the “held for sale” classification criteria (as described in Note 2o) as of December 31, 2023 and was reclassified under “Vessel held for sale” in the consolidated balance sheet. As part of the abovementioned sales, for the year ended December 31, 2023, the Company recognized an impairment loss of $17,838 (Note 18) and a net gain on sale of vessels of $29,399, which are separately reflected in the consolidated income statement for the corresponding year.

The amounts reported under “Acquisition of other fixed assets, vessel improvements and other vessel costs” in the table above which were incurred during the years ended December 31, 2022 and 2023 were made mainly in connection with the Company’s continued technical upgrades to its fleet, such as the installation of ballast water management systems (“BWTS”) and Energy Saving Devices (“ESD”).

Impairment Analysis

As of December 31, 2022 and 2023, as part of the Company’s annual impairment analysis, the Company examined its operating vessels whose carrying value was above its market value. These analyses did not result in any additional impairment charges for the years 2022 and 2023 other than the impairment loss mentioned above.